Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,671,000
Previously Paid Amount	0.00
Total Fee Amount	255.83
Total Offset Amount	0.00
Net Fee	255.83
Narrative - Max Aggregate Offering Price	$ 1,671,000
Final Prospectus	true